Mineral properties (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Mineral properties gross beginning	$ 4,834,615
Additions, net	2,296,707
Mineral properties gross ending	7,131,322
Elimination of cumulative translation adjustment beginning	0
Elimination of cumulative translation adjustment additions, net	0
Elimination of cumulative translation adjustment ending	778,690
Mineral properties net beginning	4,834,615
Mineral properties net ending	7,910,012
Field	4,800
Geological and consulting	90,599	$ 76,623
Exploration and evaluation costs gross	95,399	76,623
Less: Recovery of costs	(200,000)
Exploration and evaluation costs net	(104,601)
Excelsior Springs [Member]
IfrsStatementLineItems [Line Items]
Mineral properties gross beginning	4,791,780	7,840,981
Additions, net	0	0
Mineral properties gross ending	4,791,780	7,840,981
Field	0
Geological and consulting	0	76,623
Exploration and evaluation costs gross	0	76,623
Less: Recovery of costs	0
Exploration and evaluation costs net	0
Oneman & Laird [Member]
IfrsStatementLineItems [Line Items]
Mineral properties gross beginning	42,835
Additions, net	0
Mineral properties gross ending	42,835
Field	4,800
Geological and consulting	90,599	0
Exploration and evaluation costs gross	95,399	$ 0
Less: Recovery of costs	(200,000)
Exploration and evaluation costs net	(104,601)
Forester [Member]
IfrsStatementLineItems [Line Items]
Mineral properties gross beginning	0
Additions, net	2,296,707
Mineral properties gross ending	$ 2,296,707